Subsequent events (Details Narrative) - CN Energy [Member] - Subsequent Event Member	1 Months Ended
	Sep. 25, 2024 USD ($)	Sep. 12, 2024 CNY (¥)
Ownership interest (as a percent)	10.00%	100.00%
Total purchase price | $	$ 19,690,929
Consideration amount paid | ¥		¥ 29,478